Average Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Growth Opportunities ETF	Feb. 26, 2024
Fidelity Growth Opportunities ETF | Return Before Taxes
Average Annual Return:
Past 1 year	49.56%
Since Inception	(1.81%)	[1]
Fidelity Growth Opportunities ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	49.56%
Since Inception	(1.81%)	[1]
Fidelity Growth Opportunities ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	29.34%
Since Inception	(1.37%)	[1]
RS004
Average Annual Return:
Past 1 year	42.68%
Since Inception	8.06%	[1]

[1]	AFrom February 2, 2021.